Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 851,953	$ 758,501
Percentage of Total Loans	100.00%	100.00%
Loans pledged	$ 193,900	$ 132,300
Loan Origination/Risk Management [Abstract]
Outstanding principal balance (in hundredths)	55.00%
Percentage of loan-to-value (in hundredths)	80.00%
Maximum concentration of loan to single industry (in hundredths)	10.00%
Commercial
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 26,774	$ 27,140
Percentage of Total Loans	3.10%	3.60%
Real Estate | Real Estate Construction | Residential
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 8,825	$ 7,750
Percentage of Total Loans	1.00%	1.00%
Real Estate | Real Estate Construction | Commercial
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 58,469	$ 45,245
Percentage of Total Loans	6.90%	6.00%
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 123,898	$ 172,040
Percentage of Total Loans	14.50%	22.70%
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 268,123	$ 256,471
Percentage of Total Loans	31.50%	33.80%
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 309,340	$ 213,266
Percentage of Total Loans	36.30%	28.10%
Real Estate | Real Estate Mortgage | Residential – Multifamily
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 39,804	$ 18,113
Percentage of Total Loans	4.70%	2.40%
Consumer
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 16,720	$ 18,476
Percentage of Total Loans	2.00%	2.40%